Subsequent Events	12 Months Ended
Apr. 30, 2013
Subsequent Events
NOTE 13 - Subsequent Events

During the period May 1, 2013 to July 19, 2013 the Company borrowed an additional $7,478 from P&G Holdings, LLC, thereby increasing the principal amount owed to P&G Holdings, LLC to $76,404 (See Note 7).